Investment in associated companies - Book Value (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	$ 800
Seadrill Partners LLC | Direct Ownership Interest
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	479
Seadrill Partners LLC | Subordinated Units
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	17
Seadrill Partners LLC | Member Interest and Incentive Distribution Rights
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	54
Seabras Sapura
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	209
SeaMex
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	$ 41
Predecessor
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		$ 1,473
Predecessor | Seadrill Partners LLC | Direct Ownership Interest
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		857
Predecessor | Seadrill Partners LLC | Subordinated Units
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		97
Predecessor | Seadrill Partners LLC | Member Interest and Incentive Distribution Rights
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		64
Predecessor | Seabras Sapura
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		353
Predecessor | SeaMex
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		$ 102